Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Document Type	8-K/A
Entity Registrant Name	Ocugen, Inc.
Entity Central Index Key	0001372299
Document Period End Date	Jun. 30, 2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false